Turnover and Segment Information - Segment Profit and Operating Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Segment profit
Operating profit	£ 5,483	£ 4,087	£ 2,598
Finance income	81	65	72
Finance costs	(798)	(734)	(736)
Profit on disposal of interest in associates	3	94
Share of after tax profits of associates and joint ventures	31	13	5
Profit before taxation	4,800	3,525	1,939
Taxation	(754)	(1,356)	(877)
Profit after taxation for the year	4,046	2,169	1,062
Depreciation and amortisation by segment
Total depreciation and amortisation	1,856	1,922	1,774
PP&E, intangible asset and goodwill impairment by segment
Total impairment	350	1,069	289
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(13)	(52)	(87)
Net operating assets	23,037	15,117
Net debt	(21,621)	(13,178)
Investments in associates and joint ventures	236	183	263
Derivative financial instruments	129	2
Current and deferred taxation	1,723	1,252
Assets held for sale (excluding cash and cash equivalents)	168	113
Net assets	3,672	3,489		£ 3,474
Operating Segments [member]
Segment profit
Operating profit	9,204	8,944	8,033
Depreciation and amortisation by segment
Total depreciation and amortisation	1,170	1,187	1,092
PP&E, intangible asset and goodwill impairment by segment
Total impairment	75	71	197
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(5)	(16)	(52)
Net operating assets	21,896	14,249
Corporate and Other Unallocated [member]
Segment profit
Operating profit	(459)	(376)	(362)
Depreciation and amortisation by segment
Total depreciation and amortisation	106	144	94
PP&E, intangible asset and goodwill impairment by segment
Total impairment	14	3	24
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	0		(26)
Net operating assets	1,141	868
Other Reconciling Items between Segment Profit and Operating Profit [member]
Segment profit
Operating profit	(3,262)	(4,481)	(5,073)
Depreciation and amortisation by segment
Total depreciation and amortisation	580	591	588
PP&E, intangible asset and goodwill impairment by segment
Total impairment	261	995	68
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(8)	(36)	(9)
Pharmaceuticals [member] | Operating Segments [member]
Segment profit
Operating profit	8,420	8,667	7,976
Depreciation and amortisation by segment
Total depreciation and amortisation	506	551	440
PP&E, intangible asset and goodwill impairment by segment
Total impairment	51	38	29
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(4)	(13)	(15)
Net operating assets	869	2,017
Pharmaceuticals Research and Development [member] | Operating Segments [member]
Segment profit
Operating profit	(2,676)	(2,740)	(2,488)
Depreciation and amortisation by segment
Total depreciation and amortisation	123	96	211
PP&E, intangible asset and goodwill impairment by segment
Total impairment	15	10	88
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(1)	(2)	(10)
Net operating assets	502	522
Pharmaceuticals Including Research and Development [member] | Operating Segments [member]
Segment profit
Operating profit	5,744	5,927	5,488
Depreciation and amortisation by segment
Total depreciation and amortisation	629	647	651
PP&E, intangible asset and goodwill impairment by segment
Total impairment	66	48	117
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	(5)	(15)	(25)
Net operating assets	1,371	2,539
Vaccines [member] | Operating Segments [member]
Segment profit
Operating profit	1,943	1,644	1,429
Depreciation and amortisation by segment
Total depreciation and amortisation	395	405	315
PP&E, intangible asset and goodwill impairment by segment
Total impairment	5	13	34
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	0		(19)
Net operating assets	9,966	9,707
Consumer Healthcare [member] | Operating Segments [member]
Segment profit
Operating profit	1,517	1,373	1,116
Depreciation and amortisation by segment
Total depreciation and amortisation	146	135	126
PP&E, intangible asset and goodwill impairment by segment
Total impairment	4	10	46
PP&E and intangible asset impairment reversals by segment
Total impairment reversals	0	(1)	£ (8)
Net operating assets	£ 10,559	£ 2,003